Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 1,005,413		¥ 891,343
Less: accumulated depreciation	544,928		467,999
Property and equipment, net	460,485	$ 67,421	423,344
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross	527,453		509,862
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property and equipment, gross	192,423		145,851
Motor Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	14,216		13,033
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	44,865		35,481
Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	56,519		39,957
Other Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	63,739		63,863
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	33,365		26,473
Others
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 72,833		¥ 56,823